NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES

NOTE 6 – NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES

As of June 30, 2023, and December 31, 2022, the Company had unamortized discount of $0 and $0, respectively.

The Company analyzed the convertible notes for derivatives noting none.

Name	Original Note Date	Due Date	Interest Rate	June 30, 2023

Related Party Notes Payable:
Willy A. Saint-Hilaire	02/28/2022	02/28/2023	12%	4,500
Mohammad Sadrolashrafi	11/17/2022	11/17/2023	12%	5,000
Mike Zaman Irrevocable Trust	03/23/2023	03/23/2024	12%	18,000
Mike Zaman Irrevocable Trust	05/08/2023	05/08/2024	12%	5,800
Mike Zaman Irrevocable Trust	06/02/2023	06/02/2024	12%	2,500
Mike Zaman Irrevocable Trust	06/20/2023	06/20/2024	12%	3,000
Total Related Party Notes Payable				38,800
Related Party Convertible Notes Payable:
Willy A. Saint-Hilaire	04/06/2021	04/06/2022	12%	-
Willy A. Saint-Hilaire	04/16/2021	04/16/2022	12%	-
Willy A. Saint-Hilaire	04/21/2021	04/21/2022	12%	800
Willy A. Saint-Hilaire	04/30/2021	04/30/2022	15.15%	2,750
Willy A. Saint-Hilaire	05/04/2021	05/04/2022	15.15%	750
Jamie Hadfield	04/07/2022	04/07/2023	12%	10,000
Mike Zaman Irrevocable Trust	12/25/2022	12/25/2023	12%	2,000
Mike Zaman	01/11/2023	01/11/2024	12%	1,100
Mike Zaman Irrevocable Trust	01/23/2023	01/23/2024	12%	2,500
Mike Zaman Irrevocable Trust	01/31/2023	01/31/2024	12%	1,000
Mike Zaman Irrevocable Trust	02/14/2023	02/14/2024	12%	10,000
Total Convertible Related Party Notes Payable				30,900
Less: Debt Discount				0
Convertible Notes Payable, net of Discount - Related Party				30,900

The conversion rate is one share of common stock at $0.50 per share, per each principal dollar amount owed.

Willy A. Saint-Hilaire

On April 6, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $2,500 at an interest rate of 12%. As of December 31, 2022, the principal balance on this note was $900. On January 18, 2023 a payment of $400 was made, and on February 21, 2023 a payment in the amount of $500 was made. As of June 30, 2023, the principal balance on this note was $0.00.

On April 16, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $1,518 at an interest rate of 12%.  As of December 31, 2022, the principal balance on this note was $1,518. On March 21, 2023 a payment in the amount of $418.20 was made. On April 20, 2023 a payment in the amount of $400 was made in addition to a payment on May 21, 2023 of $500, and $200 paid on June 20, 2023. As of June 30, 2023, the principal balance on this note was $0.00.

On April 21, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $1,109.83 at an interest rate of 12%. On June 20, 2023, a payment of $309.83 was made. As of June 30, 2023, the principal balance on this note was $800.

On April 30, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $2,750.00 at an interest rate of 15.15%. As of June 30, 2023, the principal balance on this note was $2,750.

On May 4, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $750 at an interest rate of 15.15%.  As of June 30, 2023, the principal balance on this note was $750.

On February 28, 2022, the Company entered into a promissory note with Willy A. Saint-Hilaire in the amount of $4,500 at an interest rate of 0%. On September 15, 2022, the interest for the note was amended to 12%. As of June 30, 2023, the principal balance on this note was $4,500.

Mohammad Sadrolashrafi

On November 17, 2022, the Company entered into a promissory note with Mohammad Sadrolashrafi in the amount of $5,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $5,000.

Jamie Hadfield

On April 7, 2022, the Company entered into a convertible promissory note with Jamie Hadfield in the amount of $10,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $10,000.

Mike Zaman Irrevocable Trust

On December 25, 2022, the Company entered into a convertible promissory note with Mike Zaman Irrevocable Trust in the amount of $2,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $2,000.

On January 23, 2023, the Company entered into a convertible promissory note with Mike Zaman Irrevocable Trust in the amount of $2,500 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $2,500.

On January 31, 2023, the Company entered into a convertible promissory note with Mike Zaman Irrevocable Trust in the amount of $1,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $1,000.

On February 14, 2023, the Company entered into a convertible promissory note with Mike Zaman Irrevocable Trust in the amount of $10,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $10,000.

On March 23, 2023, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $18,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $18,000.

On May 08, 2023, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $5,800 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $5,800.

On June 02, 2023, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $2,500 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $2,500.

On June 20, 2023, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $3,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $3,000.

Mike Zaman

On January 11, 2023, the Company entered into a convertible promissory note with Mike Zaman in the amount of $1,100 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $1,100.

NOTE 6 – NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES

As of December 31, 2022 and 2021, the Company had unamortized discount of $0 and $0 respectively.

The Company analyzed the below convertible notes for derivatives noting none. The Company evaluated these convertible notes for beneficial conversion features and concluded that the beneficial conversion features resulted in a debt discount in the amount of $0.00, as of December 31, 2022.

	Original	Due	Interest	Conversion	Dec. 31,
Name	Note Date	Date	Rate	Rate	2022

Related Party Notes Payable:
Willy A. Saint-Hilaire	03/12/2021	03/12/2022	16%	$-	-
Willy A. Saint-Hilaire	02/28/2022	02/28/2023	12%	$-	4,500
Mohammad Sadrolashrafi	11/17/2022	11/17/2023	12%		5,000
Total Related Party Notes Payable					9,500
Related Party Convertible Notes Payable:
Willy A. Saint-Hilaire	04/06/2021	04/06/2022	12%	$-	900
Jamie Hadfield	04/07/2022	04/07/2023	12%	$-	10,000
Willy A. Saint-Hilaire	04/16/2021	04/16/2022	12%	$-	1,518
Willy A. Saint-Hilaire	04/21/2021	04/21/2022	12%	$-	1,110
Shahram Khial	04/22/2021	04/22/2022	12%	$-	-
Willy A. Saint-Hilaire	04/30/2021	04/30/2022	15.15%	$-	2,750
Willy A. Saint-Hilaire	05/04/2021	05/04/2022	15.15%	$-	750
Willy A. Saint-Hilaire	05/21/2021	05/21/2022	0%	$-	-
Mohammad Sadrolashrafi	09/09/2022	09/09/2023	12%	$-	-
Mike Zaman Irrevocable Trust	12/25/2022	12/25/2023	12%		$2,000
Total Convertible Related Party Notes Payable					19,028
Less: Debt Discount					0
Convertible Notes Payable, net of Discount - Related Party					19,028

Willy Ariel Saint-Hilaire

On March 12, 2021, the Company entered into a promissory note with Willy A. Saint-Hilaire in the amount of $9,332 at 16% interest. The company made principal reduction payments of $5,421, during the year-ended period of December 31, 2021. As of March 31, 2022, the balance on this note is $2,012. With the additional payments totaling $1,212, during the second quarter period ending June 30, 2022, the balance on the note was $800. Two payments of $400 were made on July 12, 2022, and August 10, 2022, respectively. As of December 31, 2022, the principal balance on this note was $0.00.

On April 6, 2021, the Company entered into a promissory note with Willy A. Saint-Hilaire in the amount of $2,500 at an interest rate of 12%. Four payments of $400 was made on September 19, 2022, October 21, 2022, November 21, 2022, and December 20, 2022, respectively. As of December 31, 2022, the principal balance on this note was $900.

On April 16, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $1,518 at an interest rate of 12%.  As of December 31, 2022, the principal balance on this note was $1,518.

On April 21, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $1,109.83 at an interest rate of 12%. As of December 31, 2022, the principal balance on this note was $1,110.

On April 30, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $2,750.00 at an interest rate of 15.15%. As of December 31, 2022, the principal balance on this note was $2,750.

On May 4, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $750 at an interest rate of 15.15%.  As of December 31, 2021, the principal balance on this note was $750.

On May 21, 2021, the Company entered into a convertible promissory note with Willy A. Saint-Hilaire in the amount of $7,280. As of March 31, 2022, the principal balance on this note was $4,900. With the additional payments totaling $300 during the second quarterly period ending June 30, 2022, the balance on the note was $4,600. During the third quarter $4,600 was paid. As of December 31, 2022, the principal balance on this note was $0.00.

On February 28, 2022, the Company entered into a promissory note with Willy A. Saint-Hilaire in the amount of $4,500 at an interest rate of 0%. On September 15, 2022, the interest for the note was amended to 12%. As of December 31, 2022, the principal balance on this note was $4,500.

Shahram Khial

On April 22, 2021, the Company entered into a convertible promissory note with Shahram Khial in the amount of $3,500 at an interest rate of 12%. On October 31, 2022 the note was converted into shares of Company stock. As of December 31, 2022, the principal balance on this note was $0.00. The note was converted within the terms of the agreement and no gain or loss was recorded.

Jamie Hadfield

On April 7, 2022, the Company entered into a promissory note with Jamie Hadfield in the amount of $10,000 at an interest rate of 12%. As of December 31, 2022, the principal balance on this note was $10,000.

Mohammad Sadrolashrafi

On September 9, 2022, the Company entered into a promissory note with Mohammad Sadrolashrafi in the amount of $5,000 at an interest rate of 12%. %. On October 21, 2022 the note was converted into shares of Company stock. As of December 31, 2022, the principal balance on this note was $0.00. The note was converted within the terms of the agreement and no gain or loss was recorded.

On November 17, 2022, the Company entered into a promissory note with Mohammad Sadrolashrafi in the amount of $5,000 at an interest rate of 12%. As of December 31, 2022, the principal balance on this note was $2,000.

Mike Zaman Irrevocable Trust

On December 25, 2022, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $2,000 at an interest rate of 12%. As of December 31, 2022, the principal balance on this note was $2,000.

Period ending December 31, 2021

	Original	Due	Interest	Conversion	Dec. 31,
Name	Note Date	Date	Rate	Rate	2021

Related Party Notes Payable:
Willy A. Saint-Hilaire	03/12/2021	03/12/2022	16%	$-	3,912
Related Party Convertible Notes Payable:
Willy A. Saint-Hilaire	04/06/2021	04/06/2022	12%	$-	2,500
Willy A. Saint-Hilaire	04/16/2021	04/16/2022	12%	$-	1,518
Willy A. Saint-Hilaire	04/21/2021	04/21/2022	12%	$-	1,110
Shahram Khial	04/22/2021	04/22/2022	12%	$-	3,500
Willy A. Saint-Hilaire	04/30/2021	04/30/2022	15.15%	$-	2,750
Willy A. Saint-Hilaire	05/04/2021	05/04/2022	15.15%	$-	750
Willy A. Saint-Hilaire	05/21/2021	05/21/2022	0%	$-	6,300
Total Convertible Related Party Notes Payable					18,428
Less: Debt Discount					0
Convertible Notes Payable, net of Discount - Related Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%		$4,000
Total Third Party Non-Convertible Notes Payable					4,000